Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Income Builder Fund - Class A | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Columbia Income Builder Fund - Class A | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Income Builder Fund - Class A | Columbia Floating Rate Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Income Builder Fund - Class A | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Income Builder Fund - Class A | Columbia Dividend Opportunity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Income Builder Fund - Class A | Columbia Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Income Builder Fund - Class A | Columbia International Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Income Builder Fund - Class A | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Income Builder Fund - Class A | Columbia Mortgage Opportunities Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Income Builder Fund - Class A | Columbia Short Duration Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Income Builder Fund - Class A | Fixed Income Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Columbia Income Builder Fund - Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Income Builder Fund - Class A | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Income Builder Fund - Class C | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Columbia Income Builder Fund - Class C | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Income Builder Fund - Class C | Columbia Floating Rate Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Income Builder Fund - Class C | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Income Builder Fund - Class C | Columbia Dividend Opportunity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Income Builder Fund - Class C | Columbia Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Income Builder Fund - Class C | Columbia International Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Income Builder Fund - Class C | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Income Builder Fund - Class C | Columbia Mortgage Opportunities Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Income Builder Fund - Class C | Columbia Short Duration Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Income Builder Fund - Class C | Fixed Income Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Columbia Income Builder Fund - Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Income Builder Fund - Class C | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Income Builder Fund - Institutional Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Columbia Income Builder Fund - Institutional Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Income Builder Fund - Institutional Class | Columbia Floating Rate Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Income Builder Fund - Institutional Class | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Income Builder Fund - Institutional Class | Columbia Dividend Opportunity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Income Builder Fund - Institutional Class | Columbia Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Income Builder Fund - Institutional Class | Columbia International Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Income Builder Fund - Institutional Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Income Builder Fund - Institutional Class | Columbia Mortgage Opportunities Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Income Builder Fund - Institutional Class | Columbia Short Duration Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Income Builder Fund - Institutional Class | Fixed Income Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Columbia Income Builder Fund - Institutional Class | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Income Builder Fund - Institutional Class | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Income Builder Fund - Institutional 2 Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Columbia Income Builder Fund - Institutional 2 Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Income Builder Fund - Institutional 2 Class | Columbia Floating Rate Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Income Builder Fund - Institutional 2 Class | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Income Builder Fund - Institutional 2 Class | Columbia Dividend Opportunity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Income Builder Fund - Institutional 2 Class | Columbia Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Income Builder Fund - Institutional 2 Class | Columbia International Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Income Builder Fund - Institutional 2 Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Income Builder Fund - Institutional 2 Class | Columbia Mortgage Opportunities Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Income Builder Fund - Institutional 2 Class | Columbia Short Duration Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Income Builder Fund - Institutional 2 Class | Fixed Income Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Columbia Income Builder Fund - Institutional 2 Class | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Income Builder Fund - Institutional 2 Class | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Income Builder Fund - Institutional 3 Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Columbia Income Builder Fund - Institutional 3 Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Income Builder Fund - Institutional 3 Class | Columbia Floating Rate Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Income Builder Fund - Institutional 3 Class | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Income Builder Fund - Institutional 3 Class | Columbia Dividend Opportunity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Income Builder Fund - Institutional 3 Class | Columbia Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Income Builder Fund - Institutional 3 Class | Columbia International Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Income Builder Fund - Institutional 3 Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Income Builder Fund - Institutional 3 Class | Columbia Mortgage Opportunities Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Income Builder Fund - Institutional 3 Class | Columbia Short Duration Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Income Builder Fund - Institutional 3 Class | Fixed Income Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Columbia Income Builder Fund - Institutional 3 Class | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Income Builder Fund - Institutional 3 Class | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Income Builder Fund - Class R | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Columbia Income Builder Fund - Class R | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Income Builder Fund - Class R | Columbia Floating Rate Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Income Builder Fund - Class R | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Income Builder Fund - Class R | Columbia Dividend Opportunity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Income Builder Fund - Class R | Columbia Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Income Builder Fund - Class R | Columbia International Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Income Builder Fund - Class R | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Income Builder Fund - Class R | Columbia Mortgage Opportunities Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Income Builder Fund - Class R | Columbia Short Duration Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Income Builder Fund - Class R | Fixed Income Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Columbia Income Builder Fund - Class R | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Columbia Income Builder Fund - Class R | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%